LONG-TERM DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2024	December 31, 2023
Credit facility	(a)	$220.0	$—
5.75% senior notes	(b)	448.4	448.0
Second lien term loan	(c)	358.4	375.6
Equipment loans	(d)	2.1	7.2
		$1,028.9	$830.8
Current portion of long-term debt		$1.0	$5.0
Non-current portion of long-term debt		1,027.9	825.8
		$1,028.9	$830.8
The following are the contractual maturities related to the long-term debts, including interest payments:

		Payments due by period
December 31, 2024	Notes	Carrying amount	Contractual cash flows	1 yr	2-3 yrs	4-5 yrs
Notes[1]	(b)	$450.0	$553.5	$25.9	$51.8	$475.8
Term Loan[2]	(c)	$400.0	$565.2	$49.2	$97.7	$418.3
Equipment loans	(d)	$2.1	$2.1	$1.0	$1.1	$—
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.
3.Excludes the amounts drawn on the credit facility, which can be repaid at any time prior to maturity in 2028.

		Years ended December 31,
	Notes	2024	2023
Available amount under Credit Facility, beginning of year		$387.0	$26.6
Increase (decrease) in available amount under Credit Facility[1]		225.0	(75.0)
Draws[2]	34(e)	(280.0)	—
Repayments	34(e)	60.0	455.0
Increase (decrease) in letters of credit[3]		26.5	(19.6)
Available amount under Credit Facility, end of year		$418.5	$387.0
1.The amendment was determined to be a substantial modification to the Credit Facility, and therefore was accounted for as a debt extinguishment.
2.On November 20, 2024, the Company drew $220.0 million on the Credit Facility
3.The letters of credit were issued under the Credit Facility as security for surety bonds and asset retirement obligations (notes 18(e) and 14(a)), as well as providing guarantee for utility services in Ontario.